                                Filed with the Securities and Exchange Commission on April 20, 2004

Registration No. 33-86866                                                               Investment Company Act No. 811-5438
====================================================================================================================================
                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       WASHINGTON, D.C. 20549

                                                              FORM N-4

                                      Registration Statement under The Securities Act of 1933
                                                  Post-effective Amendment No. 18
                                                                and
                                  Registration Statement under The Investment Company Act of 1940
                                                          Amendment No. 88

                                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                   --------------------------------------------------------------
                                                     (Exact Name of Registrant)

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                            -------------------------------------------
                                                        (Name of Depositor)

                              ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484 , TEL. #: (203) 926-1888
                              ------------------------------------------------------------------------
                        (Address of Depositor's Principal Executive Offices and Depositor's Telephone Number

                                               TIMOTHY P. HARRIS, CHIEF LEGAL OFFICER
                                          One Corporate Drive, Shelton, Connecticut 06484
                                          -----------------------------------------------
                                         (Name and Address of Agent for Service of Process)

                                                              Copy To:
                                                         ROBIN WAGNER, ESQ.
                                                VICE PRESIDENT AND CORPORATE COUNSEL
                                   One Corporate Drive, Shelton, Connecticut 06484 (203) 925-7176
                                   --------------------------------------------------------------

                                          Approximate Date of Proposed Sale to the Public:
                   MAY 1, 2004 or as soon as practicable after the effective date of this Registration Statement.

                            It is proposed that this filing become effective: (check appropriate space)
                                      __ immediately upon filing pursuant to paragraph (b) of Rule 485.
                                      X  on _May 1, 2004_ pursuant to paragraph (b) of Rule 485.
                                            -------------
                                      __ 60 days after filing pursuant to paragraph (a)(i) of Rule 485.
                                      __ on ___________pursuant to paragraph (a)(i) of Rule 485.
                                      __ 75 days after filing pursuant to paragraph (a)(ii) of  Rule 485.
                                      __ on ___________ pursuant to paragraph (a)(ii) of Rule 485.
                                     If checked, this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

====================================================================================================================================
                                  CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                          Proposed               Proposed
                                                          Maximum                 Maximum
                                    Amount                Offering              Aggregate               Amount of
        Title of Securities          to be                 Price                 Offering             Registration
          to be Registered        Registered              Per Unit                 Price                   Fee
------------------------------------------------------------------------------------------------------------------------------------

   American Skandia Life Assurance
    Corporation Annuity Contracts Indefinite*            Indefinite*                                       $0
====================================================================================================================================
                                   *Pursuant to Rule 24f-2 of the Investment Company Act of 1940
------------------------------------------------------------------------------------------------------------------------------------
Registrant  has registered an indefinite  number or amount of securities  under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment  Company Act of 1940. The Rule 24f-2 Notice for  Registrant's  fiscal year 2003 was filed within 90 days of the close of the fiscal year.
------------------------------------------------------------------------------------------------------------------------------------
ASImpact[FT Portfolios]

This  post-effective  amendment is being filed solely for the purpose of providing  annual updates and/or  supplements to the documents that are included in the post-effective  amendment and does not otherwise eliminate or replace any other documents  previously filed in the Registration Statement.

                                           Supplement to Prospectus Dated May 1, 2003
                                                  Supplement dated May 1, 2004

     This  Supplement  should be retained  with the May 1, 2003  Prospectus  for your  annuity  contract  issued by American
     Skandia Life Assurance Corporation  ("American Skandia").  If you do not have a May 1, 2003 Prospectus,  please contact
     American Skandia at  1-800-766-4530.  Please be advised that as of May 1, 2004, we are no longer selling any additional contracts  that are  described  in this  prospectus.  Therefore,  please  retain  your May 1, 2003  prospectus  and any supplements  thereto for future  reference as these  documents  will continue to constitute the prospectus to which you can refer.

1.       Appendix A Financial Information about American Skandia is deleted in its entirety.
2.       The "Incorporation of Certain Documents by Reference" section is deleted in its entirety and replaced with the following:
     "American  Skandia  publishes annual and quarterly reports that are filed with the SEC. These reports contain financial information  about American  Skandia that is annually  audited by independent  accountants.  American  Skandia's annual report for the year ended December 31, 2003,  together with  subsequent  periodic  reports that American  Skandia files with the SEC, are  incorporated by reference into this  prospectus.  You can obtain copies,  at no cost, of any and all of this  information,  including the American  Skandia annual report that is not ordinarily  mailed to contract owners, the more current  reports and any  subsequently  filed  documents  at no cost by  contacting  us at American  Skandia -
     Variable  Annuities;  P.O. Box 7040;  Bridgeport,  CT 06601-7040  (Telephone :  203-926-1888).  The SEC file number for
     American  Skandia is  33-44202.  You may read and copy any filings  made by American  Skandia with the SEC at the SEC's
     Public Reference Room at 450 Fifth Street,  Washington,  D.C.  20549-0102.  You can obtain information on the operation of the Public  Reference  Room by calling (202)  942-8090.  The SEC  maintains an Internet site that contains  reports, proxy and information  statements,  and other information  regarding issuers that file  electronically  with the SEC at
     http://www.sec.gov.

ASImpact/FTPortfolios

                                                             PART C

                                                       OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

(a)      All financial statements are included in Parts A & B of this Registration Statement.

(b)      Exhibits are attached as indicated.

         (1)      Copy  of the  resolution  of the  board  of  directors  of  Depositor  authorizing  the  establishment  of the
                  Registrant  for  Separate  Account B filed via  EDGAR  with  Post-Effective  Amendment  No. 6 to  Registration
                  Statement No. 33-87010, filed March 2, 1998.

         (2)      Not applicable.  American Skandia Life Assurance Corporation maintains custody of all assets.

         (3)      (a)      Form  of  revised   Principal   Underwriting   Agreement  between  American  Skandia  Life  Assurance
                           Corporation  and  American  Skandia  Marketing,  Incorporated  formerly  Skandia  Life  Equity  Sales
                           Corporation  filed via EDGAR  with  Post-Effective  Amendment  No. 6 to  Registration  Statement  No.
                           33-87010, filed March 2, 1998.

                  (b)      Form  of  Revised  Dealer  Agreement  filed  via  EDGAR  with  Post-Effective   Amendment  No.  7  to
                           Registration Statement No. 33-87010, filed April 24, 1998.

         (4)      (a)      Copy of the  form of the  Annuity  filed  via  EDGAR  with  Post-effective  Amendment  No.  2 to this
                           Registration Statement No. 33-86866, filed April 29, 1996.

(b)            Copy of Guaranteed  Minimum  Death Benefit  Endorsement  filed via EDGAR with  Post-Effective  Amendment No. 8 to
                           Registration Statement No. 33-87010, filed April 26, 1999.

(c)            Copy of  Performance-related  Benefits and First Year  Credits  Endorsement  filed via EDGAR with  Post-Effective
                           Amendment No. 8 to Registration Statement No. 33-87010, filed April 26, 1999.

(d)            Copy of percent Death Benefit  Endorsement  filed via EDGAR with  Pre-Effective  Amendment No. 1 to  Registration
                           Statement No. 333-49478, filed March 14, 2001.

                  (e)      Copy of Continuous  Guaranteed Return Option filed via EDGAR with  Post-Effective  Amendment No. 2 to this Registration Statement No. 333-96577, filed August 6, 2003.

         (5)      A copy of the application  form used with the Annuity filed via EDGAR with  Post-Effective  Amendment No. 6 to
                  Registration Statement No. 33-87010, filed March 2, 1998.

         (6)      (a)      Copy of the certificate of  incorporation of American  Skandia Life Assurance  Corporation  filed via
                           EDGAR   with   Registration   Statement   No.   33-44203,   CIK   No.   0000881453,   Accession   No.
                           0000881453-04-000025, filed March 24, 2004.

                  (b)      Copy  of  the  By-Laws  of  American  Skandia  Life  Assurance   Corporation  filed  via  EDGAR  with
                           Registration Statement No. 33-44202, CIK No. 0000881453,  Accession No.  0000881453-04-000025,  filed
                           March 24, 2004.

         (7)      Annuity Reinsurance Agreements between Depositor and:

                  (a)      Transamerica   Occidental  Life  Assurance   Company  effective  May  1,  1995  filed  via  EDGAR  in
                           Post-Effective Amendment No. 3 to Registration Statement No. 33-87010, filed April 25, 1996.

                  (b)      Connecticut   General  Life  Insurance   Company  effective  January  1,  1995  filed  via  EDGAR  in
                           Post-Effective Amendment No. 3 to Registration Statement No. 33-87010, filed April 25, 1996.

         (8)      Agreements between Depositor and:

(a)            Agreements  between Depositor and American Skandia Trust filed via EDGAR with  Post-effective  Amendment No. 4 to
                           Registration  Statement  No.  33-87010,  filed  February  25, 1997 (At such time,  what later  became
                           American Skandia Trust was known as the Henderson Global Asset Trust).

(b)            Rydex Variable Trust filed via EDGAR with Post-Effective  Amendment No. 8 to Registration Statement No. 33-87010,
                           filed April 26, 1999.

(c)            First  Defined  Portfolio  Fund LLC filed via EDGAR  with  Post-Effective  Amendment  No. 7 to this  Registration
                           Statement No. 33-86866, filed April 26, 2000

(d)            Evergreen Variable Annuity Trust filed via EDGAR with  Post-Effective  Amendment No. 9 to Registration  Statement
                           No. 33-87010, filed April 26, 2000.

(e)            INVESCO  Variable  Investment  Funds,  Inc. filed via EDGAR with  Post-Effective  Amendment No. 9 to Registration
                           Statement No. 33-87010, filed April 26, 2000.

(f)            ProFunds VP filed via EDGAR with  Post-Effective  Amendment No. 9 to Registration  Statement No. 33-87010,  filed
                           April 26, 2000.

                  (g)      Prudential  Series Fund,  Inc. filed via EDGAR with  Post-Effective  Amendment No. 15 to Registration
                           Statement No. 33-87010, filed April 26, 2001..

                  (h)      Gartmore Global Asset Management Trust filed via EDGAR with Post-Effective Amendment No. 2 to this Registration Statement No. 333-96577, filed August 6, 2003.

         (9)       Opinion  and  Consent of  Counsel                                                                FILED HEREWITH

         (10)     (a)      Consent of Pricewaterhouse Coopers LLP                                                   FILED HEREWITH
                  (b)      Consent of Ernst & Young LLP                                                             FILED HEREWITH

         (11)      Not applicable.

         (12)      Not applicable.

         (13)     Calculation of Performance  Information for Advertisement of Performance  filed via EDGAR with  Post-Effective
                  Amendment No. 2 to Registration Statement No. 333-96577, filed August 6, 2003.

         (14)     Financial Data Schedule

Item 25.  Directors and Officers of the Depositor:

Effective  May 1, 2003  Prudential  Financial,  Inc.,  a New  Jersey  corporation,  purchased  Skandia  U.S.  Inc.,  a  Delaware corporation,  and its  subsidiaries,  one of which is American Skandia Life Assurance  Corporation  ("American  Skandia"),  from
Skandia  Insurance  Company Ltd.  Skandia U.S.  Inc. is the sole  shareholder  of ASI,  which is the parent  company of American
Skandia.

As of the date this Post-Effective Amendment was filed, the Directors and Officers of the Depositor are:

Name and Principal Business Address                                    Position and Offices with Depositor
-----------------------------------                                    -----------------------------------

Robert Arena                                                           Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

James J. Avery, Jr.                                                    Director
213 Washington Street
Newark, New Jersey  07102-2992

Vivian L. Banta                                                        Director
213 Washington Street
Newark, New Jersey  07102-2992

Michael Bohm                                                           Controller
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Nicholas J. Campanella                                                 Senior Vice President
213 Washington Street
Newark, New Jersey  07102-2992

Richard J. Carbone                                                     Director
213 Washington Street
Newark, New Jersey  07102-2992

Susan G. Carosi                                                        Vice President
2101 Welsh Road
Dresher, Pennsylvania 19025-5001

C. Edward Chaplin                                                      Treasurer
213 Washington Street
Newark, New Jersey  07102-2992

Timothy S. Cronin                                                      Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

John Doscher                                                           Vice President, Chief Compliance Officer
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Anne Fifick                                                            Vice President, Asset Liability & Risk Management
2 Gateway Center
Newark, New Jersey, 07102-5005

Kevin Frawley                                                          Vice President, Regulation 60 Officer
213 Washington Street
Newark, New Jersey  07102-2992

Helen M. Galt                                                          Director
213 Washington Street
Newark, New Jersey  07102-2992

Craig Gardner                                                          Vice President, Senior Investment Risk Officer
2 Gateway Center
Newark, New Jersey, 07102-5005

Helene Gurian                                                          Vice President
751 Broad Street
Newark; New Jersey 07102-3714

Timothy Harris                                                        Senior Vice President, Chief Legal Officer and Secretary
213 Washington Street
Newark, New Jersey  07102-2992

Joanne Heintz                                                          Senior Vice President, Chief Investment Officer
2 Gateway Center
Newark, New Jersey, 07102-5005

Jacob Herschler                                                        Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Ronald P. Joelson                                                      Director and Senior Vice President, Asset Liability &
213 Washington Street                                                  Risk Management
Newark, New Jersey  07102-2992

Daniel O. Kane                                                         Senior Vice President, Chief Actuary
213 Washington Street
Newark, New Jersey  07102-2992

Marc S. Levine                                                         Senior Vice President
213 Washington Street
Newark, New Jersey  07102-2992

Andrew J. Mako                                                         Director
213 Washington Street
Newark, New Jersey  07102-2992

Lesley B. Mann                                                         Senior Vice President
213 Washington Street
Newark, New Jersey  07102-2992

William J. Marsh                                                       Executive Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

David R. Odenath, Jr.                                                  Chief Executive Officer, President and Director
213 Washington Street
Newark, New Jersey  07102-2992

Robert O'Donnell                                                       Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484

Philip A. Pescatore                                                    Vice President
3 Gateway Center
Newark; NJ; 07102-4061

Zafar Rashid                                                           Executive Vice President & Chief Financial Officer
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Yvonne Rocco                                                           Senior Vice President
213 Washington Street
Newark, New Jersey  07102-2992

Hayward L. Sawyer                                                      Executive Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut 06484-0883

Shirley Shao                                                           Senior Vice President
213 Washington Street
Newark, New Jersey  07102-2992

Item 26.  Persons  Controlled by or Under Common  Control with the Depositor or  Registrant:  The Depositor does not directly or indirectly control any person.  The following persons are under common control with the Depositor by American Skandia, Inc.:

(1)            American Skandia Life Assurance Corporation Variable Account B ("Variable Account B"):  Variable Account B was
               -------------------------------------------------------------------------------------
                  established under the laws of the State of Connecticut and is registered with the U.S. Securities and
                  Exchange Commission under the Investment Company Act of 1940 as a unit investment trust, which is a type of investment company.  Assets in Variable Account B may support obligations created in relation to the annuity contracts described in the Prospectus of this Registration Statement or other annuity contracts we offer.

(2)            American Skandia Life Assurance Corporation ("ASLAC"):  The organization is a stock life insurance company
               -----------------------------------------------------
                  domiciled in Connecticut with licenses in all 50 states and the District of Columbia.  ASLAC is a wholly-owned subsidiary of American Skandia, Inc.

(3)            American Skandia Information Services and Technology Corporation ("ASIST"):  The organization is a general
               --------------------------------------------------------------------------
                  business corporation organized in the State of Delaware and is an affiliate of ASLAC.  Its primary purpose is to provide various types of business services to American Skandia, Inc. and all of its subsidiaries including computer systems acquisition, development and maintenance, human resources acquisition, development and management, accounting and financial reporting services and general office services.

(4)            American Skandia Marketing, Incorporated ("ASM"):  The organization is a general business corporation organized
               ------------------------------------------------
                  in the State of Delaware and is an affiliate of ASLAC.  It was formed primarily for the purpose of acting as a broker-dealer in securities.  It acts as the principal "underwriter" of annuity contracts deemed to be securities, as required by the Securities and Exchange Commission, which annuity contracts are to be issued by American Skandia Life Assurance Corporation.  It provides securities law supervisory services in relation to the marketing of those products of American Skandia Life Assurance Corporation registered as securities.
                  It also may provide such services in relation to marketing of certain retail mutual funds.  It also has the power to carry on a general financial, securities, distribution, advisory, or investment advisory business;
                  to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation.

(5)            American Skandia Investment Services, Incorporated ("ASISI"):  The organization is a general business
               ------------------------------------------------------------
                  corporation organized in the State of Connecticut and is an affiliate of ASLAC.  The organization is authorized to provide investment service and investment management advice in connection with the purchasing, selling, holding or exchanging of securities or other assets to insurance companies, insurance-related companies, mutual funds or business trusts.  Its primary role is expected to be as investment manager for certain mutual funds to be made available primarily through the variable insurance products of American
                  Skandia Life Assurance Corporation, as well as a family of retail mutual funds, American Skandia Advisor
                  Funds, Inc.

(6)            American Skandia Advisory Services, Incorporated ("ASASI"):  The organization is a general business corporation
               ----------------------------------------------------------
                  organized in the State of Delaware and is an affiliate of ASLAC.  ASASI's principal business is designing
                  Asset Allocation Program products, engaging strategists to develop Asset Allocation Models and selecting
                  American Skandia Advisor Funds, Inc. portfolios or other mutual funds unaffiliated with American Skandia
                  Life Assurance Corporation to be recommended to investors through financial professionals.  ASASI may provide services to affiliates, including, but not limited to, designing asset allocation models.

(7)            American Skandia Fund Services, Incorporated ("ASFSI"):  The organization is a general business corporation
               ------------------------------------------------------
                  organized in the State of Delaware.  The organization is a registered transfer agent for American Skandia
                  Advisor Funds, Inc. ("ASAF") and it provides transfer agent services to ASAF.

Effective  May 1, 2003,  Skandia  U.S.  Inc.,  the sole  shareholder  of ASI,  which is the parent of ASLAC,  was  purchased  by
Prudential  Financial,  Inc.  Prudential  Financial is a New Jersey insurance  holding company whose subsidiary  companies serve individual and institutional  customers  worldwide and include The Prudential  Insurance Company of America,  one of the largest life insurance companies in the U.S.

In addition to the affiliates  and/or  subsidiaries  shown above,  ASLAC holds all of the voting  securities of American Skandia
Trust ("AST"), a managed,  open-end investment company organized as a Massachusetts  business trust, other than those securities held in separate accounts of Kemper Investors Life Insurance Company  ("Kemper") in support of variable life insurance  policies issued by Kemper.  The shares of this  investment  company  are voted in  accordance  with the  instructions  of persons  having interests in the unit  investment  trust,  and ASLAC and Kemper vote the shares they hold  directly in the same manner that they vote the shares that they hold in their separate accounts.

The  subsidiaries  of Prudential  Financial,  Inc. are listed under Item 26 of  Post-Effective  Amendment No. 13 to the Form N-4
Registration  Statement for Pruco Life Flexible Premium Variable Annuity Account,  Registration No.  333-37728,  filed April 15,
2004, the text of which is hereby incorporated.

Item 27.  Number of Contract  Owners:  As of December  31,  2003,  there were 5,603 AS Impact [ 1,832 First  Defined ] owners of
Annuities.

Item 28.  Indemnification:  Under Section 33-320a of the Connecticut  General Statutes,  the Depositor must indemnify a director or officer against judgments,  fines,  penalties,  amounts paid in settlement and reasonable expenses including attorneys' fees, for  actions  brought  or  threatened  to be  brought  against  him in his  capacity  as a  director  or  officer  when  certain disinterested  parties determine that he acted in good faith and in a manner he reasonably  believed to be in the best interests of the Depositor.  In any criminal  action or proceeding,  it also must be determined that the director or officer had no reason to believe his conduct was  unlawful.  The director or officer must also be  indemnified  when he is successful on the merits in the defense of a  proceeding  or in  circumstances  where a court  determines  that he is fairly and  reasonable  entitled to be indemnified,  and the court  approves  the amount.  In  shareholder  derivative  suits,  the director or officer must be finally adjudged not to have breached this duty to the Depositor or a court must  determine  that he is fairly and  reasonably  entitled to be  indemnified  and must  approve the amount.  In a claim based upon the  director's  or  officer's  purchase or sale of the
Registrants'  securities,  the director or officer may obtain  indemnification  only if a court  determines that, in view of all the  circumstances,  he is fairly  and  reasonably  entitled  to be  indemnified  and then for such  amount  as the court  shall determine.  The By-Laws of American  Skandia Life  Assurance  Corporation  ("ASLAC")  also provide  directors  and officers with rights of indemnification, consistent with Connecticut Law.

The foregoing statements are subject to the provisions of Section 33-320a.

Directors  and officers of ASLAC and ASM can also be  indemnified  pursuant to indemnity  agreements  between each  director and officer and American  Skandia,  Inc., a corporation  organized  under the laws of the state of Delaware.  The  provisions of the indemnity agreement are governed by Section 45 of the General Corporation Law of the State of Delaware.

The  directors  and  officers of ASLAC and ASM are covered  under a directors  and officers  liability  insurance  policy.  Such policy will  reimburse  ASLAC or ASM, as applicable,  for any payments that it shall make to directors and officers  pursuant to law and, subject to certain  exclusions  contained in the policy,  will pay any other costs,  charges and expenses,  settlements and judgments arising from any proceeding  involving any director or officer of ASLAC or ASM, as applicable,  in his or her past or present capacity as such.

Registrant hereby undertakes as follows:  Insofar as  indemnification  for liabilities  arising under the Securities Act of 1933
(the  "Act")  may be  permitted  to  directors,  officers  and  controlling  persons of  Registrant  pursuant  to the  foregoing provisions,  or  otherwise,  Registrant  has been advised that in the opinion of the  Securities  and Exchange  Commission  such indemnification  is against public policy as expressed in the Act and,  therefore,  is unenforceable.  In the event that a claim for  indemnification  against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or  controlling  person of Registrant in the successful  defense of any action,  suit or proceeding) is asserted by such director,  officer  or  controlling  person in  connection  with the  securities  being  registered,  unless in the  opinion  of
Registrant's  counsel the matter has been settled by  controlling  precedent,  Registrant  will submit to a court of appropriate jurisdiction  the  question  whether such  indemnification  by it is against  public  policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters:

(a)      American Skandia Marketing,  Inc. ("ASM"), a subsidiary of American Skandia,  Inc., serves as distributor and principal underwriter  for flexible  premium  deferred  annuities,  single premium  deferred  annuities,  modified single premium variable life insurance  policies and flexible  premium  variable life insurance  policies  issued by American  Skandia
         Life Assurance  Corporation.  ASM also serves as distributor and principal  underwriter for American  Skandia Trust and
         American Skandia Advisor Funds, Inc.

(b)      Directors and officers of ASM

Effective  May 1, 2003  Prudential  Financial,  Inc.,  a New  Jersey  corporation,  purchased  Skandia  U.S.  Inc.,  a  Delaware corporation,  and its subsidiaries,  one of which is American Skandia Marketing,  Incorporated  ("ASM"),  from Skandia Insurance
Company Ltd.  Skandia U.S. Inc. is the sole shareholder of ASI, which is the parent company of ASM.

As of the date this Post-Effective Amendment was filed, the Directors and Officers of ASM are:

Name and Principal Business Address                                   Position and Offices with Underwriter
-----------------------------------                                   -------------------------------------

Christopher Allegro                                                    Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert M. Arena                                                        Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Michael Bohm                                                           Controller
One Corporate Drive
Shelton, Connecticut  06484-0883

Shaun Byrnes                                                           Senior Vice President
3 Gateway Center
Newark; New Jersey  07102-4061

Nicholas Campanella                                                    Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Susan Carosi                                                           Chief Anti-Money Laundering Officer
2101 Welsh Road
Dresher; Pennsylvania  19025-5001

C. Edward Chaplin                                                      Treasurer
213 Washington Street
Newark, New Jersey  07102-2992

Timothy S. Cronin                                                      Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Paul DeSimone                                                          Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

John Doscher                                                           Senior Vice President and Chief Compliance Officer
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert F. Gunia                                                        Senior Vice President
3 Gateway Center
Newark; New Jersey 07102-4061

Timothy Harris                                                         Senior Vice President, Chief Legal Officer
751 Broad Street                                                       and Corporate Secretary
Newark; New Jersey  07102-3714

Jacob Herschler                                                        Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Stephanie Holman                                                       Vice President
3 Gateway Center
Newark; New Jersey 07102-4061

Marc Levine                                                            Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Steve Long                                                             Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lesley Mann                                                            Chief Operations Officer and Director
213 Washington Street
Newark, New Jersey  07102-2992

William Marsh                                                          Executive Vice President and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert Mowbray                                                         Vice President
751 Broad Street
Newark; New Jersey  07102-3714

Robert O'Donnell                                                       Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

David R. Odenath, Jr.                                                  President, Chief Executive Officer and Director
213 Washington Street
Newark, New Jersey  07102-2992

Philip A. Pescatore                                                    Vice President
3 Gateway Center
Newark; New Jersey  07102-4061

Polly Rae                                                              Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Judy A. Rice                                                           Senior Vice President
3 Gateway Center
Newark; New Jersey  07102-4061

Hayward L. Sawyer                                                      Executive Vice President and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Matthew Schiffman                                                      Executive Vice President and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Richard Singmaster                                                     Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut 06484-0883

Eugene Stark                                                           Chief Financial Officer
213 Washington Street
Newark, New Jersey  07102-2992

Karen Stockla                                                          Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Item 30.  Location of Accounts and Records:  Accounts and records are  maintained by ASLAC at its  principal  office in Shelton,
Connecticut.

Item 31.  Management Services:  None

Item 32.  Undertakings:

(a)            Registrant hereby undertakes to file a post-effective  amendment to this Registration  Statement as frequently as is necessary to ensure that the audited  financial  statements in the  Registration  Statement are never more than 16 months old so long as payments under the annuity contracts may be accepted and allocated to the Sub-accounts of Separate Account B.

(b)            Registrant  hereby  undertakes to include either (1) as part of any enrollment  form or application to purchase a contract  offered by the  prospectus,  a space that an  applicant  or enrollee  can check to request a Statement  of  Additional
Information,  or (2) a post card or similar  written  communication  affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)            Registrant  hereby  undertakes to deliver any Statement of Additional  Information  and any financial  statements required to be made available under this form promptly upon written or oral request.

(d)            American Skandia Life Assurance  Corporation  ("Depositor")  hereby represents that the fees and charges deducted under the  contracts  described in this  Registration  Statement  are in the  aggregate  reasonable  in relation to the services rendered,  the expenses  incurred and the risks assumed by American  Skandia Life  Assurance  Corporation  under the  respective facts and  circumstances,  including such relevant  factors as: the nature and extent of such services,  expenses and risks, the need for American  Skandia Life Assurance  Corporation to earn a profit,  the degree to which the contract  includes  innovative features,  and regulatory  standards for the grant of exemptive  relief under the  Investment  Company Act of 1940 used prior to
October 1996,  including the range of industry  practice.  This  representation  applies to all contracts  sold pursuant to this
Registration  Statement,  including those sold on the terms specifically  described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages, or riders to any contract or prospectus or otherwise."

(e)            With respect to the restrictions on withdrawals for Texas Optional  Retirement Programs and Section 403(b) plans, we are relying upon: 1) a no-action  letter dated November 28, 1988 from the staff of the Securities and Exchange  Commission to the American  Council of Life Insurance with respect to annuities  issued under Section 403(b) of the code, the  requirements of which have been complied with by us; and 2) Rule 6c-7 under the 1940 Act with respect to annuities  made  available  through the
Texas Optional Retirement Program, the requirements of which have been complied with by us.

                                                            EXHIBITS

                  As noted in Item 24(b), various exhibits are incorporated by reference or are not applicable.  The exhibits included are as follows:

              No.  9         Opinion and Consent of Counsel                          FILED HEREWITH
              No. 10(a)      Consent of PricewaterhouseCoopers LLP                   FILED HEREWITH
              No. 10(b)      Consent of Ernst & Young LLP                            FILED HEREWITH

                                                             SIGNATURES

         As required by the Securities Act of 1933 and the Investment  Company Act of 1940, the Registrant  certifies that it meets the requirements  of Securities  Act Rule 485(b) for  effectiveness  of the  Registration  Statement and has duly caused this  Registration
Statement to be signed on its behalf, in the Town of Shelton and State of Connecticut, on this 20th day of April, 2004.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                              Registrant

                                            By: American Skandia Life Assurance Corporation
                                            -----------------------------------------------

By:  /s/ Robin Wagner                                                   Attest:  /s/ Kathleen A. Chapman
        Robin Wagner, Vice President, Corporate Counsel                                Kathleen A. Chapman

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                               Depositor

By:  /s/ Robin Wagner                                                   Attest:  /s/ Kathleen A. Chapman
        Robin Wagner, Vice President, Corporate Counsel                                Kathleen A. Chapman

As required by the Securities Act of 1933, this  Registration  Statement has been signed by the following persons in the capacities and on the date indicated.

              Signature                            Title                                       Date
              ---------                            -----                                       ----
                                                     (Principal Executive Officer)

         David R. Odenath**        Chief Executive Officer and President                  April 20, 2004
         ------------------
          David R. Odenath

                                     (Principal Financial Officer and Principal Accounting Officer)

            Zafar Rashid*              Executive Vice President and                       April 20, 2004
            -------------
            Zafar Rashid                  Chief Financial Officer

                                                          (Board of Directors)

      James Avery**                           Vivian Banta**                             Richard Carbone**
      ------------                            ------------                               -----------------
      James Avery                             Vivian Banta                               Richard Carbone

      Helen Galt**                            Ronald Joelson**                          David R. Odenath**
      ---------------                         ----------------                          ------------------
      Helen Galt                              Ronald Joelson                            David R. Odenath

                                                           Andrew J. Mako**
                                                           ----------------
                                                            Andrew J. Mako

                                    *By:  /s/ Robin Wagner
                                          ----------------
                                               Robin Wagner

          *Pursuant to Powers of Attorney filed with Post-Effective Amendment No. 2 to Registration Statement No. 333-96577
                                                                                                                           -
          **Pursuant to Powers of Attorney filed with Post-Effective Amendment No. 5 to Registration Statement No. 333-96577.